14. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT: Schedule of Financial Instruments (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Total assets	$ 53,272,854	$ 24,489,347
Financial instruments held in USD
Cash and cash equivalents	936,603	78,627
Accounts payable and accrued liabilities	19,421	34,664
Total assets	$ 917,182	$ 43,963